RISK MANAGEMENT (Details 19) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
· Financial Institutions	R$ 196,233,298	R$ 205,102,659
· Customers	720,239,586	629,686,699
Securities at amortized cost	273,148,967	180,352,343
- Deposits from banks	361,818,310	323,422,783
Deposits from customers	644,338,463	621,934,680
Securities issued	257,977,344	244,966,258
Subordinated debt	57,458,927	50,337,854
Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
· Financial Institutions
· Customers
Securities at amortized cost	151,449,296	64,639,588
- Deposits from banks
Deposits from customers
Securities issued
Subordinated debt
Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
· Financial Institutions	196,235,524	205,228,671
· Customers
Securities at amortized cost	98,794,868	104,956,610
- Deposits from banks
Deposits from customers
Securities issued
Subordinated debt
Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
· Financial Institutions
· Customers	727,760,109	625,991,386
Securities at amortized cost	10,067,466	8,999,978
- Deposits from banks	374,212,384	332,089,303
Deposits from customers	644,856,874	599,473,510
Securities issued	259,054,688	226,021,936
Subordinated debt	58,990,729	52,423,119
Fair Value Toal [Member]
IfrsStatementLineItems [Line Items]
· Financial Institutions	196,235,524	205,228,671
· Customers	727,760,109	625,991,386
Securities at amortized cost	260,311,630	178,596,176
- Deposits from banks	374,212,384	332,089,303
Deposits from customers	644,856,874	599,473,510
Securities issued	259,054,688	226,021,936
Subordinated debt	R$ 58,990,729	R$ 52,423,119